NEOS Bitcoin High Income ETF
Consolidated Schedule of Investments
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 24.6%		Shares	Value
VanEck Bitcoin ETF (a)		1,080,733	$25,721,445
TOTAL EXCHANGE TRADED FUNDS (Cost $29,052,317)			25,721,445

PURCHASED OPTIONS - 1.0%	Notional Amount	Contracts
Call Options - 1.0%			$–
CBOE Mini Bitcoin U.S. ETF Index (b)(c)(e) Expiration: 04/17/2025; Exercise Price: $245.00	$78,491,712	3,936	1,062,720
TOTAL PURCHASED OPTIONS (Cost $7,653,090)			1,062,720

SHORT-TERM INVESTMENTS - 91.9%
Money Market Funds - 1.8%		Shares
First American Treasury Obligations Fund - Class X, 4.28% (d)(e)		1,771,078	1,771,078
Northern U.S. Government Select Money Market Fund, 4.06% (d)(e)		100,538	100,538
			1,871,616

U.S. Treasury Bills - 90.1%		Par
4.25%, 04/22/2025 (f)		95,065,000	94,506,823
TOTAL SHORT-TERM INVESTMENTS (Cost $96,357,179)			96,378,439

TOTAL INVESTMENTS - 117.5% (Cost $133,062,586)			$123,162,604
Liabilities in Excess of Other Assets - (17.5)%			(18,343,669)
TOTAL NET ASSETS - 100.0%			$104,818,935
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $2,934,336.
(f)	The rate shown is the annualized effective yield as of February 28, 2025.

NEOS Bitcoin High Income ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (18.9)%	Notional Amount	Contracts	Value
Call Options - (1.5)%
CBOE Mini Bitcoin U.S. ETF Index (a)(b)		–	$–
Expiration: 04/17/2025; Exercise Price: $220.00	(26,143,962)	(1,311)	(915,078)
Expiration: 04/17/2025; Exercise Price: $230.00	(26,143,962)	(1,311)	(622,725)
Total Call Options			(1,537,803)

Put Options - (17.4)%
CBOE Mini Bitcoin U.S. ETF Index (a)(b) Expiration: 04/17/2025; Exercise Price: $245.00	(78,491,712)	(3,936)	(18,243,360)
TOTAL WRITTEN OPTIONS (Premiums received $12,089,726)			$(19,781,163)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Bitcoin High Income ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$25,721,445	$–	$–	$25,721,445
Purchased Options	–	1,062,720	–	1,062,720
Money Market Funds	1,871,616	–	–	1,871,616
U.S. Treasury Bills	–	94,506,823	–	94,506,823
Total Investments	$27,593,061	$95,569,543	$–	$123,162,604

Liabilities:
Investments:
Written Options	$–	$(19,781,163)	$–	$(19,781,163)
Total Investments	$–	$(19,781,163)	$–	$(19,781,163)

Refer to the Schedule of Investments for further disaggregation of investment categories.